RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 19:-	RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances and transactions are with related companies and principal shareholder. Yehuda Zisapel is a shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors of the Company and also a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems infrastructure, administrative services, medical insurance, as well as in connection with logistics services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $1,801 ,$2,677 and $1,662 in 2020, 2021 and 2022, respectively.

The Company leased its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. The leases were expired by the end of 2021.

The aggregate amount of rent and maintenance expenses related to these properties were approximately $2,099, $894 and $0 in 2020, 2021 and 2022, respectively.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products that are then resold to the Company's customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $83, $305 and $122 for the years ended December 31, 2020, 2021 and 2022, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $274, $175 and $180 for the years ended December 31 2020, 2021 and 2022, respectively.

As part of the operating agreements with Orocom for the Pronatel project in Peru, the Company had two seats in Orocom’s board of directors out of four seats, as well as other protective rights in Orocom. As a result, Orocom and its shareholders were defined as “related companies” of Ceragon. As of December 31, 2021, the Company has no seats in Orocom’s board of directors and following the return of the guarantees in the beginning of 2020, the Company’s protective rights in Orocom were revoked. As a result of the above Orocom and its shareholders are not defined as “related companies” of Ceragon.

Transactions with related parties:

	Year ended December 31,
	2020	2021	2022

Revenues	$5,843	$394	$47
Cost of revenues	$4,715	$1,125	$345

Research and development expenses	$1,245	$608	$115

Sales and marketing expenses	$731	$617	$284

General and administrative expenses	$913	$1,527	$1,040
Purchase of property and equipment	$274	$175	$180

Balances with related parties:

	December 31,
	2021	2022

Trade payables, other accounts payable and accrued expenses	$376	$380
Trade Receivables	$78	$-